Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 22, 2024	Dec. 31, 2023	Nov. 27, 2023
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 500		$ 500
Stock repurchased (in shares)	343,619
2023 second tranche
Subsequent Event [Line Items]
Stock repurchase program, authorized amount				$ 250
Shares acquired, average cost (USD per share)			$ 45.68
Subsequent event
Subsequent Event [Line Items]
Stock repurchased (in shares)		2,500,000
Shares acquired, average cost (USD per share)		$ 44.94